Consolidated Statements of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 272	$ 346
Short-term investments	785	785
Receivables, net	3,183	2,701
Fiduciary assets	10,838	10,063
Other current assets	427	624
Total Current Assets	15,505	14,519
Goodwill	8,770	8,647
Intangible assets, net	3,276	3,611
Fixed assets, net	783	781
Investments	239	312
Deferred tax assets	258	305
Other non-current assets	721	807
TOTAL ASSETS	29,552	28,982
CURRENT LIABILITIES
Fiduciary liabilities	10,838	10,063
Short-term debt and current portion of long-term debt	337	492
Accounts payable and accrued liabilities	1,832	1,810
Other current liabilities	753	584
Total Current Liabilities	13,760	12,949
Long-term debt	4,155	4,014
Deferred tax liabilities	301	663
Pension, other post retirement and post employment liabilities	2,192	1,896
Other non-current liabilities	1,024	1,154
TOTAL LIABILITIES	21,432	20,676
EQUITY
Common stock - $1 par value Authorized: 750 shares (issued: 2011 - 386.4; 2010 - 385.9)	386	386
Additional paid-in capital	4,021	4,000
Retained earnings	8,594	7,861
Treasury stock at cost (shares: 2011 - 61.6; 2010 - 53.6)	(2,553)	(2,079)
Accumulated other comprehensive loss	(2,370)	(1,917)
TOTAL AON STOCKHOLDERS' EQUITY	8,078	8,251
Noncontrolling interests	42	55
TOTAL EQUITY	8,120	8,306
TOTAL LIABILITIES AND EQUITY	$ 29,552	$ 28,982